Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Subordinated liabilities
Dated loan capital	£ 8,262	£ 10,394
Undated loan capital	2,127	2,169
Preference shares	146	159
Total subordinated liabilities	£ 10,535	£ 12,722	£ 12,722